Lease Liabilities	12 Months Ended
Dec. 31, 2021
Disclosure of finance lease liabilities [abstract]
Lease liabilities	LEASE LIABILITIES

	United States Dollar
Figures in millions unless otherwise stated	2021	2020

Balance at the beginning of the year[1]	429.0	332.9
Additions during the year[2]	54.4	127.2
Remeasurements of leases during the year[3]	19.1	12.8
Interest expense	24.1	22.4
Repayments	(97.9)	(86.8)
Translation adjustment	(13.2)	20.5
Balance at the end of the year	415.5	429.0
Current portion of lease liability	(60.4)	(64.2)
Non-current portion of lease liability	355.1	364.8
Lease liabilities are payable as follows:
Future minimum lease payments
– within one year	82.0	88.4
– later than one and not later than five years	216.4	228.7
– later than five years	248.7	261.2
Total	547.1	578.3
Interest
– within one year	21.6	24.2
– later than one and not later than five years	64.0	71.5
– later than five years	46.0	53.6
Total	131.6	149.3
Present value of minimum lease payments
– within one year	60.4	64.2
– later than one and not later than five years	152.4	157.2
– later than five years	202.7	207.6
Total	415.5	429.0
[1]Leases entered into related mainly to power purchase agreements, rental of gas pipelines, ore haulage and site services, mining equipment hire, transportation contracts, property rentals and other equipment rentals.
[2]The additions in 2021 relate mainly to additional assets in terms of mining contracts and office buildings at Ghana and Australia (2020: additional assets in terms of the power purchase agreements at Tarkwa, Agnew and Granny Smith).
[3]The remeasurements in 2021 relate mainly to leases at the Group’s Australian operations that have variable payments linked to the Australian consumer price index (“CPI”), as well as leases relating to Tarkwa's power purchase agreement that changed due to a change in the life-of mine (2020: Leases at the Group’s Australian operations that have variable payments linked to the Australian consumer price index (“CPI”)).